VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) vessels large_range_2Tanker_vessel_type	Dec. 31, 2020 USD ($)
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Number of newbuild vessels delivered | large_range_2Tanker_vessel_type	2
Number of vessels with EGCs installed during the period | vessels	1
Owned vessels
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross, beginning balance	$ 3,867,871
Additions to vessels and equipment	4,611
Transfers from Newbuildings	96,683
Vessels and equipment, gross, ending balance	3,969,165
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(560,727)
Depreciation	(67,451)
Accumulated depreciation, ending balance	(628,178)
Vessels and equipment, net	$ 3,340,987	$ 3,307,144